Equity-accounted investees - Interests in total assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 40,457	$ 43,182	[1]
Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	40,457	43,182
Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 0	$ 0

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.